Pension Plans - Schedule of Weighted Average Assumption Used (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Retirement Benefits [Abstract]
Discount rate	3.23%	3.21%	2.68%
Expected long-term rate of return on plan assets	0.00%	0.00%	0.00%
Rate of compensation increase	2.00%	2.00%	2.00%